UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form


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1.         Name and address of issuer:
           MASTERS SELECT FUNDS TRUST
           2025 E FINANCIAL WAY STE 101
           GLENDORA CA 91741

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2.         The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): XX[ ]

           Masters Select Equity Fund; Masters Select International Fund


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3.         Investment Company Act File Number:              811-7763


           Securities Act File Number:                      333-10015
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4(a).      Last day of fiscal year for which this Form is filed:

           December 31, 1997

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4(b).      [ ] Check box if this Form is being  filed late  (i.e.,  more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


           Note: If the Form is being filed late, interest must be paid on the registration fee due.
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
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4(c).      [ ] Check box if this is the last time the issuer will be filing this
           Form.



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
5. Calculation of registration fee:
           (i)       Aggregate sale price of securities sold during the fiscal year
                     pursuant to section 24(f):                                                                  $349,467,348
                                                                                                         --------------------

           (ii)      Aggregate price of securities redeemed or repurchased during the
                     fiscal year:                                                            $30,236,483
                                                                                          --------------
           (iii)     Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
                     Commission:                                                                      $0
                                                                                          --------------
           (iv)      Total available redemption credits [add Items 5(ii) and 5(iii)]:
                                                                                                                  $30,236,483
                                                                                                         --------------------
           (v)       Net sales - if Item 5(i) is  greater  than Item  5(iv)
                     [subtract Item 5(iv) from Item 5(i)]:                                                       $319,230,865
                                                                                                         --------------------
           ---------------------------------------------------------------------------------------------
           (vi)      Redemption  Credits  available for use in future years - if
                     Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from
                     Item 5(i)]:                                                                      $0
                                                                                          --------------
          ----------------------------------------------------------------------------------------------

           (vii)     Multiplier for determining registration fee (See Instruction C.9):                            0.00029500
                                                                                                         --------------------
           (viii)  Registration  fee due  [multiply  Item  5(v) by Item  5(vii)]
                   (enter "0" if no fee is due):                                                                   $94,173.11
                                                                                                         ====================

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6.         Prepaid Shares

           If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ______________ . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _______________ .
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
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7.         Interest  due - if this Form is being  filed  more than 90 days after the end of the issuer's fiscal year (see Instruction D):

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8.         Total of the amount of the registration fee due plus any interest due
           [line 5(viii)plus line7]: $94,173.11


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9.  Date  the  registration  fee  and  any  interest  payment  was  sent  to the
Commission's lockbox depository:

           Date: March 31, 1998                         CIK Number:   1020425
                -----------------                                    --------

           Method of Delivery:
                             [X] Wire Transfer
                             [ ] Mail or other means
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Thomas Quinn
                           -----------------------------------------------------
                                   Thomas Quinn, Assistant Treasurer
                           -----------------------------------------------------

Date              3/31/98
   *Please print the name and title of the signing officer below the signature